SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 11,838,419	$ 16,161,237
Less: accumulated depreciation	(5,117)	(6,670,042)
Property, plant and equipment, net	11,833,302	9,491,195
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	13,514	10,330,767
Machinery equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Subtotal	45,948	5,830,470
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 11,778,957